As filed on September 1, 2000                       File  No. 333-36074

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.

      Post-Effective Amendment No.  1                                X
                                   ---                              ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No.    3                                             X
                      ---                                           ---

                      INVESCO ADVANTAGE SERIES FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:

        Clifford J. Alexander, Esq.           Ronald M. Feiman, Esq.
        Kirkpatrick & Lockhart LLP             Mayer, Brown & Platt
      1800 Massachusetts Avenue, N.W.             1675 Broadway
             Second Floor                   New York, New York 10019-5820
        Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become  effective  (check  appropriate box)
___    immediately upon filing pursuant to paragraph (b)
___    on _____________,  pursuant to paragraph (b)
___    60 days after filing pursuant to paragraph (a)(1)
___    on _____________,  pursuant to paragraph (a)(1)
_X_    75 days after filing pursuant to paragraph (a)(2)
___    on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

___    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | _________, 2000
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YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
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INVESCO ADVANTAGE SERIES FUNDS, INC.

INVESCO GLOBAL GROWTH FUND - CLASS A, B AND C

A MUTUAL FUND SEEKING LONG-TERM CAPITAL APPRECIATION. CLASS A, B AND C SHARES ARE SOLD PRIMARILY THROUGH THIRD PARTIES, SUCH AS BROKERS, BANKS AND FINANCIAL PLANNERS.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks..........................3
Fees And Expenses...............................................5
Investment Risks................................................6
Principal Risks Associated With The Fund........................6
Temporary Defensive Positions..................................11
Portfolio Turnover.............................................12
Fund Management................................................12
Portfolio Manager..............................................12
Potential Rewards..............................................13
Share Price....................................................13
How To Buy Shares..............................................14
How To Sell Shares.............................................21
Taxes..........................................................23
Dividends And Capital Gain Distributions.......................24

No dealer, sales person, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.


                          [INVESCO ICON] INVESCO FUNDS


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Class A, B and C shares, which are sold primarily through third parties, such as brokers, banks, and financial planners. Each of the classes of shares has varying expenses, with resulting effects on its performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in How To Buy Shares.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      Investment Goals & Strategies
[ARROWS ICON]   Potential Investment Risks
[GRAPH ICON]    Past Performance
[INVESCO ICON]  Working With INVESCO
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[KEY ICON] [ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

The Fund attempts to make your investment grow. It uses an aggressive strategy and invests primarily in common stocks throughout the world. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options, futures and other investments whose values are based upon the values of equity securities.

The Fund invests in companies of all sizes and typically invests in issuers from at least three different countries, including the United States. The Fund may at times invest in fewer than three countries or even a single country. We define a "foreign" company as one that has its principal business activities outside of the United States. Since many companies do business all over the world, including in the United States, we look at several factors to determine where a company's principal business activities are located, including:

o  The physical location of the company's  management  personnel;  and
o  Whether more than 50% of its assets are located  outside the United States;
   or
o  Whether  more than 50% of its income is earned  outside  the United States.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects. We seek securities for the Fund that meet the following standards:

o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o  LEADERSHIP:  They  are  leaders  -- or  emerging  leaders  -- in their
   markets,   securing  their  positions   through   technology,   marketing,
   distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. The prices of securities of smaller companies tend to move up and down more rapidly than the securities prices of larger, more established companies. When the Fund concentrates its investments in the securities of smaller companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

The Fund seeks to participate in the initial public offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to IPO investments; the impact on the Fund's performance of IPO investments will be magnified if the Fund has a small asset base. Although the IPO market in recent years has been robust, there is no guarantee that it will continue to be so, and, as the Fund's assets grow, there is no guarantee that the impact of IPO investing will produce positive performance.

The Fund will have significant exposure to foreign markets. As a result, the price of Fund shares may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The Fund is subject to other principal risks such as foreign securities, emerging markets, market, liquidity, derivatives, options and futures, counterparty, and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                            Class A    Class B    Class C
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                             5.50%      None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of the total original
cost of the shares)                         None(1)    5.00%(2)   1.00%(2)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                            Class A    Class B    Class C

  Management Fees                           1.50%      1.50%      1.50%
  Distribution and Service (12B-1) Fees(3)  0.35%      1.00%      1.00%
  Other Expenses(4)                         ____%      ____%      ____%
  Total Annual Fund Operating Expenses(4)   ====%      ====%      ====%

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) Because each Class pays a 12b-1 distribution fee which is based upon the Fund's assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(4) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because Fund shares were not offered until __________, 2000.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in the Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of those periods. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that the Fund's operating expenses remained the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would have been:

IF SHARES ARE REDEEMED                  1 year          3 years
Class A                                 $____           $____
Class B                                 $____           $____
Class C                                 $____           $____

IF SHARES ARE NOT REDEEMED              1 year          3 years
Class A                                 $____           $____
Class B                                 $____           $____
Class C                                 $____           $____

[ARROWS ICON] INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special factors associated with the policies discussed below in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 100% of its assets in securities of non-U.S. issuers.

         CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

         POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

         REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

         DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

         TRANSACTION COSTS. The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those associated with domestic transactions.

         EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

         As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

EMERGING MARKETS RISK

Investments in emerging markets carry additional risks beyond typical investments in foreign securities. Emerging markets are countries that the international financial community considers to have developing economies and securities markets that are not as established as those in the United States. Emerging markets are generally considered to include every country in the world except the United States, Canada, Japan, Australia, New Zealand and nations in Western Europe (other than Greece, Portugal and Turkey).

Investments in emerging markets have a higher degree of risk than investments in more established markets. These countries generally have a greater degree of social, political and economic instability than do developed markets. Governments of emerging market countries tend to exercise more authority over private business activities, and, in many cases, either own or control large businesses in those countries. Businesses in emerging markets may be subject to nationalization or confiscatory tax legislation that could result in investors-- including a Fund-- losing their entire investment. Emerging markets often have a great deal of social tension. Authoritarian governments and military involvement in government is common. In such markets, there is often social unrest, including insurgencies and terrorist activities.

Economically, emerging markets are generally dependent upon foreign trade and foreign investment. Many of these countries have borrowed significantly from foreign banks and governments. These debt obligations can affect not only the economy of a developing country, but its social and political stability as well.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk as described below.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

               ---------------------------------------------------

Although the Fund generally invests in equity securities of companies located throughout the world, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                      RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
 These are securities issued by                 Market, Information, Political,
 U.S. banks that represent                      Regulatory, Diplomatic, Liquid-
 shares of foreign corporations                 and Currency Risks
 held by those banks.  Although
 traded in U.S. securities
 markets and valued in U.S.
 dollars, ADRs carry most of the
 risks of investing directly in
 foreign securities.
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DELAYED DELIVERY OR WHEN-ISSUED SECURITIES
 Ordinarily, the Fund purchases                 Market Risk
 securities and pays for them in
 cash at the normal trade settlement
 time.  When the Fund  purchases a delayed
 delivery or when-issued security, it
 promises to pay in the future for example,
 when the security is actually available
 for delivery to the Fund.  The Fund's
 obligation  to pay  and the  interest
 rate it  receives,  in the  case of debt
 securities,  usually are fixed when the
 Fund promises to pay.  Between the date
 the Fund  promises to pay and the date
 the securities are  actually  received,
 the Fund  receives no interest on its
 investment,  and bears the risk that the
 market value of the when-issued security
 may decline.
--------------------------------------------------------------------------------

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INVESTMENT                                      RISKS
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
 A contract to exchange an amount of            Currency, Political, Diplomatic,
 currency on a date in the future at            Counterparty and Regulatory
 an agreed-upon exchange rate might             Risks
 be used by the Fund to hedge against
 changes in foreign currency exchange
 rates when the Fund invests in foreign
 securities. Such contracts do not reduce
 price fluctuations in foreign securities,
 or prevent losses if the prices of those
 securities decline.
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FUTURES
 A futures contract is an agreement to buy      Market, Liquidity and Options
 or sell a specific amount of a financial       and Futures Risks
 instrument (such as an index option) at a
 stated price on a stated date.  The Fund
 may use futures contracts to provide
 liquidity and to hedge portfolio value.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
 A security that cannot be sold                 Liquidity Risk
 quickly at its fair value.
--------------------------------------------------------------------------------
OPTIONS
 The obligation or right to deliver or          Information, Liquidity
 receive a security or other instrument,        and Options and Futures Risks
 index or commodity, or cash payment
 depending on the price of the underlying
 security or the performance of an index
 or other benchmark. Includes options on
 specific securities and stock indices,
 and options on stock index futures. May
 be used in the Fund's portfolio to
 provide liquidity and hedge portfolio
 value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                                      RISKS
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS
 These may include forward contracts,           Counterparty, Currency,
 swaps, caps, floors and collars. They          Liquidity,
 may be used to try to manage the Fund's        Market and Regulatory Risks
 foreign currency exposure and other
 investment risks, which can cause its
 net asset value to rise or fall. The
 Fund may use these financial instruments,
 commonly known as "derivatives," to
 increase or decrease its exposure to
 changing securities prices, interest
 rates, currency exchange rates or other
 factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
 A contract under which the seller of a         Counterparty Risk
 security agrees to buy it back at an
 agreed-upon price and time in the future.
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RULE 144A SECURITIES
 Securities that are not registered, but        Liquidity Risk
 which are bought and sold solely by
 institutional investors.  The Fund
 considers many Rule 144A securities to
 be "liquid," although the market for such
 securities typically is less active than
 the public securities markets.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's average portfolio turnover rate may exceed 200%.

A portfolio turnover rate of 200% is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to the Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $___ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $__ billion for more than __________ shareholders of 47 INVESCO mutual funds.
INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

JOHN R. SCHROER, Director of Research and a senior vice president of INVESCO and a vice president of INVESCO Global Health Sciences Fund, is the portfolio manager of the Fund. Before joining INVESCO in 1992, John was an assistant vice president with Trust Company of the West. He is a Chartered Financial Analyst. John holds an M.B.A. and a B.S. from the University of Wisconsin - Madison.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can  determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o have obtained the advice of an investment professional or who themselves are experienced investors.
o are willing to accept the additional risks entailed in the investment policies of the Fund.
o  understand  that shares of the Fund can, and likely  will,  have daily price fluctuations.
o  are investing tax-deferred retirement accounts, such as traditional and
   Roth   Individual    Retirement    Accounts    ("IRAs"),    as   well   as
   employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o  primarily seeking current dividend income.
o unwilling to accept the additional risks entailed in the investment policies of the Fund and potentially significant changes in the price of Fund shares as a result of those policies.
o  speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that Exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Fund. Each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

If you buy $1,000,000 or more of Class A shares and redeem the shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge at the time of redemption. This charge would not be assessed upon Class A shares acquired through reinvestment of dividends or other distributions, or Class A shares exchanged for Class A shares of another INVESCO Fund. When you invest in the Fund through a securities broker, including a broker affiliated with INVESCO, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form and specify the fund or funds and the class or classes you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. [$1,000], which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. [$50] (Minimums are lower for certain retirement plans.)

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class of another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange. You will not pay a sales charge when exchanging Class B shares for other Class B shares or Class C shares for other Class C shares. If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have  the  following policies governing all exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per 12-month period, but you may be subject to the contingent deferred sales charge described below.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. The Fund has multiple classes of shares, each class representing an interest in the same portfolio of investments. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any assistance you may receive in making your investment determination.

In addition, you should also consider the factors below:


Class A                         Class B                       Class C
Initial sales charge            No initial sales charge       No initial sales charge

CDSC if you purchase            CDSC on redemptions           CDSC on redemptions
$1,000,000 or more and          within six years              within 13 months
redeem those shares
within 18 months

12b-1 fee of 0.35%              12b-1 fee of 1.00%            12b-1 fee of 1.00%

No conversion                   Converts to Class A           No conversion
                                shares after eight years
                                along with a pro rata
                                portion of its reinvested
                                dividends and distributions


Generally, more appropriate     Purchase orders limited       Purchase orders limited
for long-term investors         to amounts of $250,000        to amounts of $1,000,000
                                or less                       or less.  Generally more
                                                              appropriate for short-term
                                                              investors.

Your investment representative can help you decide among the various classes. Please contact your investment representative for several convenient ways to invest in the Fund. Shares of the Fund are available only through your investment representative.

SALES CHARGES

Sales charges on Class A shares of the Fund are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Fund are subject to the following initial sales charges:

                                                       INVESTOR'S
                                                      SALES CHARGE

AMOUNT OF INVESTMENT                         AS A % OF             AS A % OF
IN A SINGLE TRANSACTION                      OFFERING PRICE        INVESTMENT

Less than                       $ 25,000     5.50%                 5.82%
     $25,000 but less than      $ 50,000     5.25%                 5.54%
     $50,000 but less than      $100,000     4.75%                 4.99%
     $100,000 but less than     $250,000     3.75%                 3.90%
     $250,000 but less than     $500,000     3.00%                 3.09%
     $500,000 but less than     $1,000,000   2.00%                 2.04%
     $1,000,000 or more                      NAV                   NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem or exchange them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than 18 months, the CDSC may be assessed on the amount of the total original cost of the shares.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                CLASS B               CLASS C

First                                        5%                    1%*
Second                                       4%                    None
Third                                        3%                    None
Fourth                                       3%                    None
Fifth                                        2%                    None
Sixth                                        1%                    None
Seventh and following                        None                  None

*The first year will consist of the first 13 months.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

   REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

   RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

   LETTERS OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL  SALES  CHARGE/CDSC  EXCEPTIONS
You will not pay initial  sales charges:
o  on shares purchased by reinvesting dividends and distributions;
o  when exchanging  shares among certain INVESCO Funds;
o  when using the reinstatement  privilege;  and
o when a merger, consolidation, or acquisition of assets of an INVESCO Fund occurs.

You will not pay a CDSC:
o  if you purchase less than $1,000,000 of Class A shares;
o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than 18 months;
o  if you redeem  Class B shares you held for more than six years;
o  if you redeem  Class C shares  you held for more than 13 months;
o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares, and applicable 12-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
o if you redeem shares acquired through reinvestment of dividends and distributions;
o  on increases in the net asset value of your shares;
o  to pay account fees;
o for IRA distributions due to death, disability or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o  for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

INTERNET TRANSACTIONS. Investors in any of the Investor Class or Class C shares of any INVESCO Fund may open new accounts, exchange and redeem shares through the INVESCO Web site. Class A and B shares of Cash Reserves Fund are not available on the INVESCO Web site. Class C shares of Cash Reserves Fund may be exchanged using the INVESCO Web site. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to utilize the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable  procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.


METHOD                        INVESTMENT MINIMUM                PLEASE REMEMBER
-------------------------------------------------------------------------------------------
BY CHECK                      [$1,000] for regular accounts;    INVESCO does not accept a
Mail to:                      [$250] for an IRA.                third party check unless it
INVESCO Funds Group, Inc.     [$50] minimum for each            is from another financial
P.O. Box 17970,               subsequent investment.            institution related to a
Denver, CO 80217.                                               retirement plan transfer.
You may send your check
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237.
-------------------------------------------------------------------------------------------
BY WIRE                       [$1,000] for regular accounts;
You may send your payment     [$250] for an IRA.
by bank wire (call            [$50] minimum for each
1-800-328-2234 for            subsequent investment.
instructions).


METHOD                        INVESTMENT MINIMUM                PLEASE REMEMBER
-------------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH         [$1,000] for regular accounts;    You must forward your bank
Call 1-800-328-2234 to        [$250] for an IRA.                account information to
request your purchase.        [$50] minimum for each            INVESCO prior to using this
Upon your telephone           subsequent investment.            option.
instructions, INVESCO
will move money from
your designated bank/
credit union checking or
savings account in order
to purchase shares,
whenever you wish.
-------------------------------------------------------------------------------------------
REGULAR INVESTING WITH        $50 per month for EasiVest;       Like all regular investment
EASIVEST OR DIRECT PAYROLL    $50 per pay period for Direct     plans, neither EasiVest nor
PURCHASE (CLASS C)            Payroll Purchase. You may         Direct Payroll Purchase
You may enroll on  your       start or stop your regular        ensures a profit or
fund application, or call     investment plan at any time,      protects against loss in
us for a separate form and    with two weeks' notice to         a falling market. Because
more details. Investing the   INVESCO.                          you'll invest continually,
same amount on a monthly                                        regardless of varying
basis allows you to buy more                                    price levels, consider your
shares when prices are low                                      financial ability to keep
and fewer shares when prices                                    buying through low price
are high. This "dollar cost                                     levels. And remember that
averaging" may help offset                                      you will lose money if you
market fluctuations. Over                                       redeem your shares when the
a period of time, your                                          market value of all your
average cost per share may                                      shares is less than their
be less than the actual                                         cost.
average price per share.
-------------------------------------------------------------------------------------------
BY EXCHANGE                   [$1,000] for regular accounts;    See "Exchange Policy."
Between two INVESCO           [$250] for an IRA.
funds. Call                   [$50] minimum for each
1-800-328-2234 for            subsequent investment.
prospectuses of
other  INVESCO  funds.
Exchanges  may be made
by  phone  or at our Web
site at www.invesco.com.
You may also establish an
automatic  monthly
exchange service
between two INVESCO funds;
call us for further details
and the correct form.
You may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct form.

DISTRIBUTION EXPENSES. We have adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution fees to IDI for the sale and distribution of the Fund's shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Fund's classes pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

HOUSEHOLDING. To save money for the Fund, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 16 days.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the

Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (Class A shares only). You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares in the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. In addition, if you had paid a CDSC on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

METHOD                          REDEMPTION MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                    $250 (or, if less,         INVESCO's telephone
Call us toll-free               full liquidation           redemption
at:                             of the account)            privileges may be
1-800-328-2234.                 for a redemption           modified or
                                check. The maximum         terminated in the
                                amount which may           future at INVESCO's
                                be redeemed by             discretion.
                                telephone is
                                generally $25,000.
--------------------------------------------------------------------------------
IN WRITING                      Any amount.                The redemption
Mail your request to                                       request must be
INVESCO Funds Group,                                       signed by all
Inc., P.O. Box                                             registered account
17970, Denver, CO                                          owners. Payment
80217. You may also                                        will be mailed to
send your request by                                       your address as it
overnight courier to                                       appears on
7800 E. Union Ave.,                                        INVESCO's records,
Denver, CO 80237.                                          or to a bank
                                                           designated by you
                                                           in writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           $250                       You must forward
Call 1-800-328-2234                                        your bank account
to request your                                            information to
redemption.  INVESCO                                       INVESCO prior to
will automatically                                         using this option.
pay the proceeds
into your designated
bank account.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE        $250                       You must forward
Automated transactions                                     your bank account
by telephone are                                           information to
available for subsequent                                   INVESCO prior to
purchases and exchanges                                    using this option.
24 hours a day. Simply                                     Automated
call 1-800-424-8085.                                       transactions are
                                                           limited to a
                                                           maximum of $25,000.
--------------------------------------------------------------------------------

METHOD                          REDEMPTION MINIMUM         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                     $250                       See "Exchange
Between two INVESCO                                        Policy."  When you
funds. Call                                                exchange into an
1-800-328-2234 for                                         INVESCO fund you
prospectuses of                                           have not previously
other INVESCO funds.                                       invested in, that
Exchanges may be                                           fund's investment
made in writing or                                         minimums apply.
by telephone. Class
C shares may be
exchanged at our Web
site at
www.invescofunds.com.
You may also establish
an automatic  monthly
exchange service between
two INVESCO  funds;  call
us for further details and
the correct form.
--------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN        $100 per payment on a      You must have at
You may call us to request      monthly or quarterly       least $10,000 total
the appropriate form and        basis. The redemption      invested with the
more information at             check may be made pay-     INVESCO funds with
1-800-328-2234.                 able to any party you      at least $5,000 of
                                designate.                 that total invested
                                                           in the fund from
                                                           which withdrawals
                                                           will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY          Any amount.                All registered
Mail your request to                                       account owners must
INVESCO Funds Group, Inc.,                                 sign the request,
P.O. Box 17970                                             with signature
Denver, CO 80217.                                          guarantees from an
                                                           eligible guarantor
                                                           financial
                                                           institution, such
                                                           as a commercial
                                                           bank or a
                                                           recognized national
                                                           or regional
                                                           securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily  distributes to its shareholders  substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[ARROWS ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually or at such other times as the Fund may elect.

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

______, 2000

INVESCO GLOBAL GROWTH FUND - CLASS A, B AND C

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated _________, 2000 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus and SAI, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C., 20549-0102. This information can be obtained by electronic request at the following E-mail address:publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-09913 and 333-36074.














811-09913

                       STATEMENT OF ADDITIONAL INFORMATION

                      INVESCO ADVANTAGE SERIES FUNDS, INC.

                    INVESCO Advantage Fund - Class A, B and C

                 INVESCO Global Growth Fund - Class A, B and C

Address:                                     Mailing Address:

7800 E. Union Ave., Denver, CO 80237         P.O. Box 17970, Denver, CO 80217

                                   Telephone:

                       In continental U.S., 1-800-328-2234




                             _________________, 2000

------------------------------------------------------------------------------

A Prospectus for Class A, B and C shares of INVESCO Advantage Fund dated July 1, 2000, as Supplemented August 24, 2000 and a Prospectus for Class A, B and C shares of INVESCO Global Growth Fund dated ___________, 2000 provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses and SAI of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 17970, Denver, CO 80217, or by calling 1-800-328-2234. The Prospectuses are also available through the INVESCO Web site at invescofunds.com

TABLE OF CONTENTS

The Company... . . . . . . . . . . . . . . . . . . . . . . . .29

Investments, Policies and Risks  . . . . . . . . . . . . . . .29

Investment Restrictions . . . . . . . . . . . . . . . . . . . 50

Management of the Funds  . . . . . . . . . . . . . . . . . . .52

Other Service Providers . . . . . . . . . . . . . . . . . . . 84

Brokerage Allocation and Other Practices . . . . . . . . . . .84

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . 85

Tax Consequences of Owning Shares of the Funds . . . . . . . .86

Performance  . . . . . . . . . . . . . . . . . . . . . . . . .89

Code of Ethics . . . . . . . . . . . . . . . . . . . . . . . .92

Financial Statements. . . . . . . . . . . . . . . . . . . . . 93

Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . .97

THE COMPANY

The Company was incorporated on April 24, 2000 under the laws of Maryland. The Company is an open-end, non-diversified, management investment company currently consisting of two portfolios of investments: INVESCO Advantage Fund - Class A shares, Class B shares and Class C shares and INVESCO Global Growth Fund - Class A shares, Class B shares and Class C shares (each a "Fund" and, collectively, the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

BORROWINGS AND LEVERAGE - The Funds may borrow money from banks (including the Funds' custodian bank), subject to the limitations under the 1940 Act. The Funds will limit borrowings and reverse repurchase agreements to an aggregate of 33 1/3% of each Fund's total assets at the time of the transaction.

The Advantage Fund may employ "leverage" by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest on borrowings), or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. The Fund will maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Fund will be required to reduce its borrowings within three days to the extent necessary to satisfy this requirement. To reduce its borrowings, the Fund might be required to sell securities at a disadvantageous time. Interest on money borrowed is an expense the Fund would not otherwise incur, and the Fund may therefore have little or no investment income during periods of substantial borrowings.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. An investment in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, Inc. ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Each Fund may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, at the time of purchase the Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least B by S&P and Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB and B) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Global Growth Fund expects that most emerging country debt securities in which it may invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit (CDs) and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what a company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S.

securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

ADRS -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

General. As discussed in the Prospectuses, the adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Funds."

In addition to the instruments and strategies described below, the adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

Special  Risks.   Financial  Instruments  and  their  use  involve  special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distort the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial

Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which they typically invest. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), a Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. A Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates, that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company and a Fund may own no more than 3% of the outstanding shares may be invested in the securities of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REAL ESTATE INVESTMENT TRUSTS - To the extent consistent with its investment objectives and policies, a Fund may invest in securities issued by real estate investment trusts ("REITs"). Such investments will not exceed 25% of the total assets of the Fund.

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- Securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may lend its portfolio securities. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.

SHORT SALES (ADVANTAGE FUND ONLY) -- The Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale. The Fund will lose money on a short sale transaction if the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short position by purchasing the security; conversely, the Fund may realize a gain if the price of the borrowed security declines between those dates.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short the security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position.

In short sale transactions, the Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Until a security that is sold short is acquired by the Fund, the Fund must pay the lender any dividends that accrue during the loan period. In order to borrow the security, the Fund usually is required to pay compensation to the lender. Short sales also cause the Fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain the Fund may receive from a short sale transaction is decreased - and the amount of any loss increased - by the amount of compensation to the lender, dividends and expenses the Fund may be required to pay.

Until the Fund replaces a borrowed security, it must segregate liquid securities or other collateral with a broker or other custodian in an amount equal to the current market value of the security sold short. The Fund expects to receive interest on the collateral it deposits. The use of short sales may result in the Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

SPECIAL SITUATIONS (ADVANTAGE FUND ONLY) - The Fund will invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

UNSEASONED ISSUERS - The Funds may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called

"pass-through"   securities   because  both  interest  and  principal   payments
(including   prepayments)   are  passed  through  to  the  holder  of  the  GNMA
Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS



The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the 1940 Act. Each Fund may not:

      1. with respect to 50% of the Advantage Fund's total assets and 75% of the Global Growth Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

      3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      4.    issue senior securities, except as permitted under the 1940 Act;

      5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

      7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      8. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

      9. Global Growth Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

In  addition,   unless  otherwise   indicated,   each  Fund  has  the  following
non-fundamental policies, which may be changed without shareholder approval:

      A. The Global Growth Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Global Growth Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments,
      (ii) the Global Growth Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Global Growth Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

      B. Each Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes and for leveraging (Advantage Fund only) or investing, or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowing for the purposes of fundamental limitation (3)).

      C. Each Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      D. Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      E. With respect to fundamental limitation (9), domestic and foreign banking will be considered to be different industries.

      F. With respect to fundamental limitation (9), investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a specific industry.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Advantage Series Funds, Inc.
      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of __________, 2000, INVESCO managed 47 mutual funds having combined assets of over $___ billion, on behalf of more than __________ shareholders.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $___ billion in assets under management on September 30, 2000.

AMVESCAP PLC's North American subsidiaries include:

    INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

    INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

    Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

INVESCO,  Inc.,  Atlanta,   Georgia,   manages  individualized   investment
portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

    INVESCO   Capital   Management   Division,   Atlanta,   Georgia,   manages
    institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

    INVESCO Management & Research Division, Boston, Massachusetts, primarily manages pension and endowment accounts.

    PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

    INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

    INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds

A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENt

INVESCO serves as investment adviser to the Funds under a Master Advisory Agreement dated August 23, 2000 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o administrative;

   o internal accounting (including computation of net asset value);

   o clerical and statistical;

   o secretarial;

   o all other services necessary or incidental to the administration of the affairs of the Funds;

   o supplying the Company with officers, clerical staff and other employees;

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

   o conducting   periodic  compliance  reviews  of  the  Funds'  operations;
     preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectus(es), statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

   o supplying basic telephone service and other utilities; and

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

ADVANTAGE FUND

Expenses not assumed by INVESCO are borne by the Fund. For the advisory services it provides to the Fund, INVESCO is entitled to receive a base management fee calculated at the annual rate of 1.50% of the Fund's daily net assets (the "Base Fee"). This Base Fee will be adjusted, on a monthly basis (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund exceeds the sum of 2.00% of the investment record of the Russell 3000 Index (the "Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Index less 2.00% exceeds the investment performance of the Class A shares of the Fund (the "Fee Adjustment"). The maximum or minimum adjustment, if any, will be 1.00% annually. Therefore, the maximum annual fee payable to INVESCO will be 2.50% of average daily net assets and the minimum annual fee will be 0.50%. During the first twelve months of operation, the management fee will be charged at the base fee of 1.50% with no performance adjustment.

In determining the Fee Adjustment, if any, applicable during any month, INVESCO will compare the investment performance of the Class A shares of the Fund for the twelve-month period ending on the last day of the prior month (the
"Performance Period") to the investment record of the Index during the Performance Period. The investment performance of the Fund will be determined by adding together (i) the change in the net asset value of the Class A shares during the Performance Period, (ii) the value of cash distributions made by the Fund to holders of Class A shares to the end of the Performance Period, and
(iii) the value of capital gains per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Performance Period. The investment record of the Index will be determined by adding together (i) the change in the level of the Index during the Performance Period and (ii) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the Performance Period, and will be expressed as a percentage of the Index at the beginning of such Period.

After it determines any Fee Adjustment, INVESCO will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment by the average daily net assets of the Class A shares of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

For the first twelve months of the Fund's operations, the management fee will be charged at the Base Fee of 1.50%, with no performance adjustment. Thereafter, the Base Fee will be adjusted as described above.

If the Fund outperforms the Russell 3000 Index by more than 2%, the Base Fee is adjusted as follows:

% Performance over
Russell 3000 Index      Advisory Fee
------------------      ------------
        2%                1.50%  (no increase in Base Fee)
        3%                1.70%
        4%                1.90%
        5%                2.10%
        6%                2.30%

% Performance over
Russell 3000 Index      Advisory Fee
------------------      ------------
        7%                2.50%


% Performance over
Russell 3000 Index      Advisory Fee
------------------      ------------
        2%                1.50%  (no decrease in Base Fee)
        3&                1.30%
        4%                1.10%
        5%                0.90%
        6%                0.70%
        7%                0.50%

The Russell 3000 Index consists of 3,000 stocks, primarily issued by U.S. companies, that includes issues of all sizes, from large to small capitalization companies. The Index is not managed; therefore, its performance does not reflect management fees and other expenses associated with the Fund.

If the directors determine at some future date that another securities index is a better representative of the composition of the Fund than is the Russell 3000 Index, the directors may change the securities index used to compute the Fee Adjustment. If the directors do so, the new securities index (the "New Index") will be applied prospectively to determine the amount of the Fee Adjustment. The Index will continue to be used to determine the amount of the Fee Adjustment for that part of the Performance Period prior to the effective date of the New Index. A change in the Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

The amount the Fund will pay to INVESCO in performance fees is not susceptible to estimation, since it depends upon the future performance of the Fund and the Index.

Global Growth Fund

Expenses not assumed by INVESCO are borne by the Fund. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from the Fund. The fee is calculated at the annual rate of ____% of the Fund's average net assets.

Both Funds

During the fiscal period ended August 31, 2000, the Advantage Fund paid INVESCO advisory fees in the dollar amounts shown below. Since Global Growth Fund did not commence investment operations until _________, 2000, no advisory fees were paid with respect to that Fund during that period.

                       Advisory             Total Expense          Total Expense
                       Fee Dollars          Reimbursements         Limitations
                       -----------          --------------         -----------
Class A
Advantage Fund
August 31, 2000(a)     $__________          $     0                N/A

Class B
Advantage Fund
August 31, 2000(a)     $__________          $     0                N/A

Class C
Advantage Fund
August 31, 2000(a)     $__________          $     0                N/A

(a) For the period August 24, 2000, commencement of investment operations, through August 31, 2000.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated August 23, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% per year of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent and registrar services for the Funds pursuant to a Transfer Agency Agreement dated August 23, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the period outlined in the table below, Advantage Fund paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO). Since Global Growth Fund did not commence investment operations until _____________, 2000, no fees were paid with respect to that Fund for the fiscal period ended August 31, 2000.

                                             Administrative          Transfer
                        Advisory             Services                Agency

Class A
Advantage Fund
August 31, 2000(a)      $__________          $_____________          $__________

Class B
Advantage Fund
August 31, 2000(a)      $__________          $_____________          $__________

Class C
Advantage Fund
August 31, 2000(a)      $__________          $_____________          $__________

(a) For the period August 24, 2000, commencement of investment operations, through August 31, 2000.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee and a compensation committee. These committees meet when necessary to review legal, insurance and compensation matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Advantage Series Funds, Inc.
      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Mark H. Williamson(2)(3)    President, Chief          President, Chief
7800 E. Union Avenue        Executive Officer         Executive Officer and
Denver, Colorado            and Chairman of the       Chairman of the Board
Age:  49                    Board                     of INVESCO Funds
                                                      Group, Inc.; Presi
                                                      dent, Chief Executive
                                                      Officer and Chairman
                                                      of the Board of
                                                      INVESCO Distributors,
                                                      Inc.; President,
                                                      Chief Operating
                                                      Officer and Chairman
                                                      of the Board of
                                                      INVESCO Global Health
                                                      Sciences Fund;
                                                      formerly, Chairman and
                                                      Chief Executive
                                                      Officer of NationsBanc
                                                      Advisors, Inc.;
                                                      formerly, Chairman of
                                                      NationsBanc
                                                      Investments, Inc.

Fred A. Deering             Vice Chairman of the      Trustee of INVESCO Glo-
(1)(2)(7)(8)                Board                     bal Health Sciences
Security Life Center                                  Fund; formerly,
1290 Broadway                                         Chairman of the
Denver, Colorado                                      Executive Committee
Age: 72                                               and  Chairman of the Board
                                                      of Security Life of Denver
                                                      Insurance   Company;
                                                      Director  of ING American
                                                      Holdings Company and First
                                                      ING   Life    Insurance
                                                      Company of New York.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Victor L.  Andrews,         Director                  Professor  Emeritus,
Ph.D.(4)(6)                                           Chairman Emeritus and
34 Seawatch Drive                                     Chairman of the CFO
Age: 69                                               Roundtable  of the
                                                      Department of Finance of
                                                      Georgia State University;
                                                      President, Andrews Finan-
                                                      cial Associates, Inc.
                                                      (consulting firm);
                                                      Director of The Sheffield
                                                      Funds, Inc.; formerly,
                                                      member of the faculties of
                                                      the Harvard  Business
                                                      School and the Sloan
                                                      School of Management of
                                                      MIT.

Bob R. Baker                Director                  Consultant (since
(2)(4)(5)(9)                                          2000); formerly,
37 Castle Pines Dr., North                            President and Chief
Castle Rock, Colorado                                 Executive Officer
Age: 64                                               (1989 to 2000)  of  AMC
                                                      Cancer  Research   Center,
                                                      Denver,   Colorado;  until
                                                      mid-December   1988,  Vice
                                                      Chairman  of the  Board of
                                                      First  Columbia  Financial
                                                      Corporation,    Englewood,
                                                      Colorado;        formerly,
                                                      Chairman  of the Board and
                                                      Chief Executive Officer of
                                                      First  Columbia  Financial
                                                      Corporation.

Charles W. Brady(3)(10)     Director                  Chief Executive
1315 Peachtree St., N.E.                              Officer and Chairman
Atlanta, Georgia Age:                                 of AMVESCAP PLC, Lon-
Age: 64                                               don,  England  and various
                                                      subsidiaries  of AMVES CAP
                                                      PLC;  Trustee  of  INVESCO
                                                      Global   Health   Sciences
                                                      Fund.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Lawrence H. Budner          Director                  Trust Consultant;
(1)(5)(10) 7608 Glen                                  prior to June 30,
7608 Glen Albens Circle                               1987, Senior Vice
Dallas, Texas                                         President and Senior
Age: 69                                               Trust Officer of
                                                      InterFirst Bank,
                                                      Dallas, Texas.

James T. Bunch(4)(5)(9)     Director                  Principal and Founder
3600 Republic Plaza                                   of Green Manning &
370 Seventeenth Street                                Bunch Ltd., Denver,
Denver, Colorado                                      Colorado, since August
Age: 57                                               1988; Director and
                                                      Secretary  of Green
                                                      Manning & Bunch
                                                      Securities, Inc.,
                                                      Denver, Colorado since
                                                      Septem ber 1993; Vice
                                                      President and Director
                                                      of Western Golf
                                                      Association and Evans
                                                      Scholars Foundation;
                                                      formerly, General
                                                      Counsel and Director
                                                      of Boettcher & Co.,
                                                      Denver, Colorado;
                                                      formerly, Chairman and
                                                      Managing Partner of
                                                      Davis Graham & Stubbs,
                                                      Denver, Colorado.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Wendy L. Gramm,             Director                  Self-employed (since
Ph.D.(4)(6)(9)                                        1993); Distinguished
3401 N. Fairfax                                       Senior Fellow and
Arlington, VA                                         Director, Regulatory
Age: 55                                               Studies Program, Mercatus
                                                      Center,  George Mason
                                                      University, VA; formerly,
                                                      Chairman, Commodity
                                                      Futures Trading Commis-
                                                      sion; Administrator for
                                                      Information and Regula-
                                                      tory Affairs at the Office
                                                      of Management and Budget;
                                                      Also,  Director  of  Enron
                                                      Corporation,   IBP   inc.,
                                                      State    Farm    Insurance
                                                      Company,     International
                                                      Republic  Institute,   and
                                                      the  Texas  Public  Policy
                                                      Foundation;   formerly,
                                                      Director  of  the  Chicago
                                                      Mercentile  Exchange
                                                      (1994-1999),   Kinetic
                                                      Concepts, Inc. (1996-1997)
                                                      and   the   Independent
                                                      Women's Forum (1994-1999).

Richard W. Healey(3)        Director                  Director and Senior
7800 E. Union Avenue                                  Vice President of
Denver, Colorado                                      INVESCO Distributors,
Age: 46                                               Inc. since 1998;
                                                      formerly, Senior Vice
                                                      President of GT Glo-
                                                      bal-North America
                                                      (1996 to 1998) and The
                                                      Boston Company (1993
                                                      to 1996).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Gerald J. Lewis(1)(6)(7)    Director                  Chairman of Lawsuit
701 "B" Street                                        Resolution Services,
Suite 2100                                            San Diego, California
San Diego, California                                 since 1987; Director
Age:  67                                              of General Chemical
                                                      Group, Inc., Hampdon,
                                                      New Hampshire, since
                                                      1996; formerly,
                                                      Associate Justice of
                                                      the California Court
                                                      of Appeals; Director
                                                      of Wheelabrator
                                                      Technologies, Inc.,
                                                      Fisher Scientific,
                                                      Inc., Henley
                                                      Manufacturing, Inc.,
                                                      and California Coastal
                                                      Properties, Inc.; Of
                                                      Counsel, Latham &
                                                      Watkins, San Diego,
                                                      California (1987 to
                                                      1997).

John W. McIntyre            Director                  Retired. Formerly,
(1)(2)(5)(7)                                          Vice Chairman of the
7 Piedmont Center                                     Board of Directors of
Atlanta, Georgia                                      The Citizens and
Age: 70                                               Southern  Corporation  and
                                                      Chairman  of the Board and
                                                      Chief  Executive  Officer
                                                      of  The   Citizens  and
                                                      Southern Georgia Corp. and
                                                      The  Citizens and Southern
                                                      National Bank;  Trustee of
                                                      INVESCO    Global   Health
                                                      Sciences   Fund,    Gables
                                                      Residential   Trust,
                                                      Employee's   Retirement
                                                      System   of   GA,    Emory
                                                      University,  and J.M. Tull
                                                      Charitable     Foundation;
                                                      Director of Kaiser  Foun-
                                                      dation   Health  Plans  of
                                                      Georgia, Inc.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Larry Soll, Ph.D.           Director                  Retired.  Formerly,
(4)(6)(9)(10)                                         Chairman of the Board
345 Poorman Road                                      (1987 to 1994), Chief
Boulder, Colorado                                     Executive Officer
Age: 58                                               (1982  to 1989 and 1993 to
                                                      1994) and President (1982
                                                      to 1989) of Synergen Inc.;
                                                      Director of Synergen since
                                                      incorporation  in  1982;
                                                      Director  of    Isis
                                                      Pharmaceuticals,  Inc.;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund.

Glen A. Payne               Secretary                 Senior Vice President,
7800 E. Union Avenue                                  General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age: 52                                               Funds Group, Inc.;
                                                      Senior Vice President,
                                                      Secretary and General
                                                      Counsel of INVESCO
                                                      Distributors, Inc.;
                                                      Secretary of INVESCO
                                                      Global Health Sciences
                                                      Fund; formerly,
                                                      General Counsel of
                                                      INVESCO Trust Company
                                                      (1989 to 1998) and
                                                      employee of a U.S.
                                                      regulatory agency,
                                                      Washington, D.C. (1973
                                                      to 1989).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Ronald L. Grooms            Chief Accounting          Senior Vice President,
7800 E. Union Avenue        Officer, Chief Finan-     Treasurer and Director
Denver, Colorado            cial Officer and          of INVESCO Funds
Age: 53                     Treasurer                 Group, Inc.; Senior
                                                      Vice President,
                                                      Treasurer and Direc-
                                                      tor of INVESCO
                                                      Distributors, Inc.;
                                                      Treasurer and
                                                      Principal Financial
                                                      and Accounting Officer
                                                      of INVESCO Global
                                                      Health Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988
                                                      to 1998).

William J. Galvin, Jr.      Assistant Secretary       Senior Vice President
7800 E. Union Avenue                                  and Assistant
Denver, Colorado                                      Secretary of INVESCO
Age: 43                                               Funds Group, Inc.;
                                                      Senior Vice President
                                                      and Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company (1995 to
                                                      1998).

Pamela J. Piro              Assistant Treasurer       Vice President and
7800 E. Union Avenue                                  Assistant Treasurer
Denver, Colorado                                      of INVESCO Funds
Age: 40                                               Group, Inc.; Assistant
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.;
                                                      formerly, Assistant
                                                      Vice President (1996
                                                      to 1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Accounting
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Alan I. Watson              Assistant Secretary       Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.;  formerly, Trust
Age: 58                                               Officer of INVESCO
                                                      Trust Company.

Judy P. Wiese               Assistant Secretary       Vice President and
7800 E. Union Avenue                                  Assistant Secretary
Denver, Colorado                                      of INVESCO Funds
Age: 52                                               Group, Inc.;
                                                      Assistant Secretary of
                                                      INVESCO Distributors,
                                                      Inc.; formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company.

(1)   Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4)   Member of the management liaison committee of the Company.

(5)   Member of the brokerage committee of the Company.

(6)   Member of the derivatives committee of the Company.

(7)   Member of the legal committee of the Company.

(8)   Member of the insurance committee of the Company.

(9)   Member of the nominating committee of the Company.

(10)  Member of the compensation committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended August 31, 2000.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 1999. As of December 31, 1999, there were __ funds in the INVESCO Complex.

--------------------------------------------------------------------------------
                                      Benefits     Estimated     Total
Name of              Aggregate        Accrued      Annual        Compensation
Person and           Compensation     as Part of   Benefits      From INVESCO
Position             From Company(1)  Company      Upon          Complex Paid
                                      Expenses(2)  Retirement(3) to Directors(7)
--------------------------------------------------------------------------------
Fred A. Deering,      $______          $______       $_____            $107,050
Vice Chairman of
the Board
--------------------------------------------------------------------------------
Victor L. Andrews      ______           ______        _____              84,700
--------------------------------------------------------------------------------
Bob R. Baker           ______           ______        _____              82,850
--------------------------------------------------------------------------------
Lawrence H. Budner     ______           ______        _____              82,850
--------------------------------------------------------------------------------
James T. Bunch(4)      ______           ______        _____                   0
--------------------------------------------------------------------------------
Daniel D. Chabris(5)   ______           ______        _____             34,000
--------------------------------------------------------------------------------
Wendy Gramm            ______           ______        _____              81,350
--------------------------------------------------------------------------------
Kenneth T. King(5)     ______           ______        _____              85,850
--------------------------------------------------------------------------------
Gerald J. Lewis(4)     ______           ______        _____                   0
--------------------------------------------------------------------------------
John W. McIntyre       ______           ______        _____             108,700
--------------------------------------------------------------------------------
Larry Soll             ______           ______        _____             100,900
--------------------------------------------------------------------------------
Total                 $______          $______       $_____            $768,250
--------------------------------------------------------------------------------
% of Net Assets       ______%(6)       ______%(6)                     0.0024%(7)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, and was not included in the calculation of retirement benefits until November 1, 1999.

(4) Messrs.  Bunch and Lewis became  directors of the Company on January 1,
2000.

(5) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6) Total as a percentage of the Company's net assets as of August 31, 2000.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1999.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, if the Qualified Director retires upon reaching age 72 (or the retirement age of 73 or 74, if the retirement date is extended by the board for one or two years, but less than three years), payment for one year (the "First Year Retirement Benefit") of a basic benefit (the "Basic Benefit"). Commencing with any such director's second year of retirement, commencing with the first year of retirement of any Qualified Director whose retirement has been extended by the board for three years, and commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the First Year Retirement Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to him/her or his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of ____________, 2000, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Advantage Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership         Percentage Owned
                                (Record/Beneficial)
================================================================================

--------------------------------------------------------------------------------

Global Growth Fund


--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership         Percentage Owned
                                (Record/Beneficial)
================================================================================

--------------------------------------------------------------------------------

None

--------------------------------------------------------------------------------

As of __________, 2000, officers and directors of the Company, as a group, beneficially owned less than ___% of any of the Fund's outstanding shares

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Funds (the "Class A Plan"). Under the Class A Plan, Class A shares of the Funds pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period that Class A shares of a Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class A shares of the Funds and that provide continuing personal services to their customers who own Class A shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institutions' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Funds, in amounts up to 0.25% of the average daily net assets of the Class A shares of each Fund attributable to the customers of such dealers or financial institutions, are characterized as service fees. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of a Fund.

CLASS B. The Company has also adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan"). Under the Class B Plan, Class B shares of the Funds pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of a Fund.

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of the Funds and that provide continuing personal services to their customers who own such Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Funds, in amounts of up to 0.25% of the average daily net assets of the Class C shares of each Fund attributable to the customers of such dealers or financial institutions, are characterized as a service fee. Payments to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of a Fund.

IDI may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements. Pursuant to an incentive program, IDI may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by IDI for the provision of distribution assistance in connection with the sale of a Fund's shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Fund. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: preparing and distributing advertising materials and sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans in connection with the purchase of a Fund's shares; assisting in the establishment and maintenance of customer accounts and in arranging for any capital gains distributions automatically to be invested in a Fund's shares; and providing such other information and services as the Funds or the customer may reasonably request.

Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service
Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased Fund shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

Financial intermediaries and any other person entitled to receive compensation for selling shares of the Funds may receive different compensation for selling shares of different classes.

Under a Shareholder Service Agreement, the Funds agrees to pay fees periodically to selected dealers and other institutions that render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.35% and 1.00% of the average daily net asset value of each Fund's shares with respect to Class A shares and Class B and C shares, respectively. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which a Fund's shares are held.

Payments pursuant to the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of each Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by a Fund and its shares.

Each Plan provides that no provision of the Plan will be interpreted to prohibit
payments   during   periods  when  sales  of  shares  of  the  Funds  have  been discontinued, suspended or otherwise limited.

Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis may receive payments from a Fund pursuant to the respective Plan. IDI does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an bligation of the Funds and not of IDI.

During the period ended August 31, 2000, the Advantage Fund made payments to IDI under the Class A Plan, Class B Plan and Class C Plan in the amounts of $___________, $_______ and $__________, respectively. In addition, as of August 31, 2000, $_________, $__________, and $__________ of additional distribution accruals had been incurred for the Advantage Fund - Class A, Class B and Class C, respectively, and will be paid during the fiscal year ended August 31, 2001. Since the Global Growth Fund did not commence investment operations until _________, 2000, that Fund made no payments to IDI under the Plans during the period ended August 31, 2000.

For the fiscal period ended August 31, 2000, allocation of 12b-1 amounts paid by the Advantage Fund's Class A, B and C for the following categories of expenses were:

Advertising--$_________;
Sales literature,  printing, and postage--$_________;
Direct Mail--$__________;
Public  Relations/Promotion--$_________;
Compensation to securities dealers and other organizations--$________; and Marketing personnel--$__________.

The Plans require IDI to provide, at least quarterly, the board of directors with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The board of directors reviews these reports in connection with their decisions with respect to the Plans.

The Class B and Class C Plans require that the Distribution Agreements provide that IDI (or dealers or financial institutions that offer and sell Class B and C shares) will be deemed to have performed all services required to be performed in order to receive an asset-based sales charge on the average daily net assets attributable to Class B or Class C shares upon settlement of each sale of a Class B or Class C shares.

As required by Rule 12b-1, the Plans were approved by the board of directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans ("Independent Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each affected class of the Funds and its respective shareholders.

The Plans do not obligate the Funds to reimburse IDI for the actual expenses IDI may incur in fulfilling its obligations under the Plans. Thus, even if IDI's actual expenses exceed the fee payable to IDI thereunder at any given time, the Funds will not be obligated to pay more than that fee. If IDI's expenses are less than the fee it receives, IDI will retain the full amount of the fee.

Unless the Plans are terminated earlier in accordance with their terms, they continue as long as such continuance is specifically approved at least annually by the board of directors, including a majority of the Independent Directors. The Plans may be terminated with respect to a class by the vote of a majority of the Independent Directors, or by the vote of a majority of the outstanding voting securities of such class of a Fund.

Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires approval by the shareholders of that class of shares; otherwise, they may be amended by the directors, including a majority of the Independent Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors. In the event the Class A Plan is amended in a manner which the board of directors determines would materially increase the charges paid by holders of Class A shares under the Class A Plan, the Class B shares of a Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the board of directors will (i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

The principal difference between the Class A Plan, the Class B Plan and the Class C Plan are: (i) the Class A Plan pays to IDI 0.35% of average daily net assets of each Fund's Class A shares and each of the Class B and Class C Plans pay IDI or dealers or financial institutions 1.00% of the average daily net assets of the respective Class B and Class C shares; (ii) the Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B shares' Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

SALES CHARGES AND DEALER CONCESSIONS

Class A shares of the Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000.

                                                                   Dealer
                                                                   Concession
                                    Investor's Sales Charge        As a
                                    As a           As a            Percentage
                                    Percentage     Percentage      of the
                                    of the Public  of the Net      Public
Amount of Investment in             Offering       Amount          Offering
Single Transaction(1)               Price          Invested        Price

Less than               $   25,000  5.50%          5.82%           4.75%
$ 25,000 but less than  $   50,000  5.25           5.54            4.50
$ 50,000 but less than  $  100,000  4.75           4.99            4.00
$100,000 but less than  $  250,000  3.75           3.90            3.00
$250,000 but less than  $  500,000  3.00           3.09            2.50
$500,000 but less than  $1,000,000  2.00           2.04            1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with IDI during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. Dealers may not use sales of a Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may make payments to dealers and institutions that are dealers of record for purchases of $1 million or more of Class A shares which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1.00% of the first $2 million of such purchase, plus 0.80% of the next $1 million of such purchase, plus 0.50% of the next $17 million of such purchase, plus 0.25% of amounts in excess of $20 million of such purchase.

IDI may pay sales commissions to dealers and institutions that sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not pay the CDSC and in circumstances where IDI grants an exemption on particular transactions.

IDI may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A shares of all Funds sold at net asset value to an employee benefit plan as follows: 1.00% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.

REDUCTIONS IN INITIAL SALES CHARGES

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of shares of the Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined.

The term "purchaser" means:

   o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

   o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

     a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

     b. each transmittal must be accompanied by a single check or wire transfer; and

     c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

   o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
     Code) and 457 plans, although more than one beneficiary or participant is involved;

   o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

   o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in shares of the Funds (except for Class B and Class C shares of the Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he/she irrevocably constitutes and appoints the transfer agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI Program the purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHTS OF ACCUMULATION. A "purchaser" as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in Class A shares of the Funds at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Funds owned by such purchaser, calculated at the then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish IDI with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE. Purchases of shares of the Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or
(d) a merger, consolidation or acquisition of assets of a fund.

The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

   o INVESCO and its affiliates, or their clients;

   o Any current or retired officer, director or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

   o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

   o Purchases through approved fee-based programs;

   o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

   o A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of that Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

CDSCs will not apply to the following:

   o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

   o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

   o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

   o Investment account(s) of INVESCO; and

   o Class C shares if the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to him.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

   o Shares held more than 18 months;

   o Redemptions   from  employee   benefit  plans  designated  as  qualified
     purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in a Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

   o Private foundations or endowment funds;

   o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

   o Shares acquired by exchange from Class A shares of a Fund unless the shares acquired are redeemed within 18 months of the original purchase of Class A shares.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Funds may be purchased appears in the Prospectus under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate IDI and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Funds or with INVESCO and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

      Net Asset Value / (1 - Sales Charge as % of Offering Price)=Offering Price

Information concerning redemption of a Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Funds may be redeemed directly through IDI or through any dealer who has entered into an agreement with IDI. In addition to the Funds' obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with IDI must phone orders to the order desk of the Funds at 1-800-328-2234 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of each Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Funds in cash.

The right of redemption  may be suspended or the date of payment  postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of underwriting discounts and brokerage commissions paid by Advantage Fund for the period ended August 31, 2000 was $___________. Global Growth Fund paid no underwriting discounts or brokerage commissions as the Fund did not commence investment operations until ___________, 2000.

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to one billion shares of common stock with a par value of $0.01 per share. As of ____________, 2000, the following shares of the Funds were outstanding:

      Advantage Fund - Class A                  _____
      Advantage Fund - Class B                  _____

      Advantage Fund - Class C                  _____
      Global Growth Fund - Class A              _____
      Global Growth Fund - Class B              _____
      Global Growth Fund - Class C              _____

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences.
However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B and Class C shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and non-assessable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of the Funds.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUNDS

Each Fund intends to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to qualify as a regulated investment company during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as a regulated investment company, it is anticipated that neither of the Funds will pay federal income or excise taxes and that all of the classes of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on all of its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company for income tax purposes under the Internal Revenue Code of 1986, as amended, does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted.

Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Funds' recent and historical performance will be contained in the Company's Annual Report to Shareholders which will be available October 31, 2000. At that time, you can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

The Funds may participate in the Initial Public Offering ("IPO") market, and a significant portion of a Fund's returns may be attributable to its investment in IPOs, which have a magnified impact due to the Fund's small asset base. If this occurs, there is no guarantee that as a Fund's assets grow, they will continue to experience substantially similar performance by investing in IPOs.

When we quote mutual fund rankings published by Lipper Inc., we may compare each Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Funds to their peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance is not provided for Advantage Fund since it was not offered until August 24, 2000 and Global Growth Fund since it was not offered until ________, 2000. Average annual total return performance is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures will be determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between that Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire

Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Funds. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund grouping, in addition to the broad-based Lipper general fund groupings:

                                                Lipper Mutual
                Fund                            Fund Category
                ----                            -------------
                Advantage Fund                  Multi-Cap Core Funds
                Global Growth Fund

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT

UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL

WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENT

STATEMENT OF ASSETS AND LIABILITIES

INVESCO Advantage Series Funds, Inc.
June 29, 2000

                                                                ADVANTAGE
                                                                     FUND
ASSETS
Cash                                                         $    100,000
================================================================================

NET ASSETS
Paid-in Capital(a)                                           $    100,000
================================================================================
Net Assets at Value, Applicable to Shares Outstanding        $    100,000
================================================================================

Net Assets at Value:
  Class A                                                    $    100,000
================================================================================
  Class B                                                    $         --
================================================================================
  Class C                                                    $         --
================================================================================

Shares Outstanding
  Class A                                                          10,000
  Class B                                                              --
  Class C                                                              --
================================================================================

Net Asset Value, Offering and Redemption Price per Share
  Class A                                                    $      10.00
  Class B                                                    $         --
  Class C                                                    $         --
================================================================================

(a)The Fund has two billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 200 million have been allocated to Advantage Fund - Class A; 200 million to Advantage Fund - Class B and 200 million to Advantage Fund - Class C.

See Notes to Financial Statement

INVESCO NOTES TO FINANCIAL STATEMENT - INVESCO ADVANTAGE SERIES FUNDS, INC.

NOTE  1--  ORGANIZATION  AND  SIGNIFICANT   ACCOUNTING  POLICIES.   INVESCO
Advantage Series Funds, Inc. is incorporated in Maryland and presently consists of one Fund: Advantage Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 (the "Act") as a non-diversified, open-end investment company. The Fund has had no operations other than the sale to INVESCO Funds Group, Inc. (the "Investment Adviser" or "IFG") of 10,000 Class A shares for $100,000 on June 29, 2000.

The Fund offers three classes of shares, referred to as Class A, Class B and Class C shares. Each Class of shares is subject to an annual distribution fee of 0.35%, 1.00% and 1.00%, respectively, of the Fund's annual average net assets attributable to each Class' shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is calculated at the annual rate of 1.50% of the Fund's daily net assets (the "Base Fee"). This Base Fee will be adjusted, on a monthly basis (i) upward at a rate of 0.20%, on a pro rata basis, for each percentage point that investment performance of the Class A shares of the Fund exceeds the sum of 2.00% plus the investment record of the Russell 3000 Index (the "Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point that investment record of the Index less 2.00% exceeds the investment performance of the Class A shares of the Fund (the "Fee Adjustment"). The maximum or minimum Fee Adjustment, if any, will be 1.00% annually. Therefore, the maximum annual fee payable to IFG will be 2.50% of average daily net assets and the minimum annual fee will be 0.50%. During the first twelve months of operation, the investment advisory fee will be charged at the base fee of 1.50% with no Fee Adjustment.

A master distribution plan and agreement for each Class of shares pursuant to Rule 12b-1 of the Act (the "Plans") provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. Class A shares of the Fund pay compensation to IDI at a of rate 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, the Fund may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also imposes a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A and Class C shares in any fiscal year can not be recovered in subsequent years. The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B shares' Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan and the Board of Directors expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

NOTE 3 -- SALES CHARGE AND CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class
A shares of the Fund are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% which may be reduced or certain sales charge exceptions may apply. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder and therefore, it is not an expense of the Fund.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and  Shareholder  of INVESCO  Advantage  Series Funds,
Inc.

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of INVESCO Advantage Fund (the sole portfolio constituting INVESCO Advantage Series Funds, Inc., hereafter referred to as the "Fund") at June 29, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

Denver, Colorado
June 29, 2000

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                   PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

            (a)  Articles of Incorporation filed April 25, 2000(1)

            (b)  Bylaws(1)

            (c) Instruments defining the rights of holders of Registrant's securities.(2)

            (d)  Form of Investment Advisory Agreement.(3)

            (e)  Form of General Distribution Agreement.(3)

            (f) Form of Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(3)

            (g)  Custody Agreement.(4)

            (h)  (1) Transfer Agency Agreement.(5)

                 (2) Form of Administrative Services Agreement.(3)

            (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(3)

            (j)  Consent of Independent Accountants.

            (k)  Not applicable.

            (l)  Not applicable.

            (m) (1) Form of Master Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to Class A shares.(3)

                 (2) Form of Master Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to Class B shares.(3)

                 (3) Form of Master Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to Class C shares.(3)

            (n)  Financial Data Schedule - not applicable

            (o) Form of Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940.(3)

            (p)  (1)  Power of Attorney for Victor L. Andrews.(3)
                 (2)  Power of Attorney for Bob R. Baker.(3)
                 (3)  Power of Attorney for Charles W. Brady.(3)
                 (4)  Power of Attorney for Lawrence H. Budner.(3)
                 (5)  Power of Attorney forJames T. Bunch.(3)
                 (6)  Power of Attorney for Fred A. Deering.(3)
                 (7)  Power of Attorney for Richard W. Healey.(3)
                 (8)  Power of Attorney for Gerald J. Lewis.(3)
                 (9)  Power of Attorney for John W. McIntyre.(3)
                 (10) Power of Attorney for Larry Soll.(3)
                 (11) Power of Attorney for Wendy L. Gramm.(4)

(1) Incorporated by reference from Registrant's initial Registration Statement as filed on May 2, 2000.

(2) Incorporated by reference from Articles III, IV, VII and VIII of Registrant's Articles of Incorporation and from Articles V, VII and X of Registrant's Bylaws.

(3) Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 as filed on June 26, 2000.

(4) Previously filed with Pre-Effective Amendment No. 2 as filed on June 29, 2000, and incorporated by reference herein.

(5)  To be filed.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO ADVANTAGE SERIES FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article Seventh of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24 above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Fund's Prospectus and "Management of the Fund" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                               POSITION                PRINCIPAL OCCUPATION
NAME                           WITH ADVISER            AND COMPANY AFFILIATION
--------------------------------------------------------------------------------
Mark H. Williamson             Chairman, Director      President & Chief
                               and Officer             Executive Officer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham          Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.         Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms               Officer & Director      Senior Vice President
                                                       & Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard W. Healey              Officer & Director      Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler            Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Trent E. May                   Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer               Officer & Director      Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller              Officer & Director      Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul        Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Glen A. Payne                  Officer                 Senior Vice President,
                                                       Secretary & General
                                                       Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
John R. Schroer, II            Officer                 Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                   Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Jeffrey R. Botwinick           Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Michael K. Brugman             Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
Ingeborg S. Cosby              Officer                 Vice President
                                                       INVESCO Funds Group, Inc
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Stacie Cowell                  Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

Delta Donohue                  Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Harvey I. Fladeland            Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
Linda J. Gieger                Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Mark D. Greenberg              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Brian B. Hayward               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie           Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stuart Holland                 Officer                 Vice  President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston           Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Steve King                     Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Kolbe                Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell                Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick             Officer                 Vice President &
                                                       Assistant General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.         Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George A. Matyas               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East  Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock            Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney          Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer     Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jon B. Pauley                  Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Thomas E. Pellowe              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Dean C. Phillips               Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
Pamela J. Piro                 Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Christopher L. Quinson         Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Sean F. Reardon                Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
Anthony R. Rogers              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                   Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Thomas R. Samuelson            Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
James B. Sandidge              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan              Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

Harvey T. Schwartz             Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
John S. Segner                 Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Reagan A. Shopp                Officer                 Regional Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Terri B. Smith                 Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Tane T. Tyler                  Officer                 Vice President &
                                                       Assistant General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                 Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Alan I. Watson                 Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                  Officer                 Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Vaugh A. Greenlees             Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze               Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Christopher T. Lawson          Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
Michael D. Legoski             Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling            Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack              Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

Charles Vince Sellers          Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Craig J. St. Thomas            Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
Kent T. Schmeckpeper           Officer                 Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus             Officer                 Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       7800 East Union Avenue
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.  (A)   PRINCIPAL UNDERWRITERS

                INVESCO Advantage Series Funds, Inc.
                INVESCO Bond Funds, Inc.
                INVESCO Combination Stock & Bond Funds, Inc.
                INVESCO International Funds, Inc.
                INVESCO Money Market Funds, Inc.
                INVESCO Sector Funds, Inc.
                INVESCO Stock Funds, Inc.
                INVESCO Treasurer's Series Funds, Inc.
                INVESCO Variable Investment Funds, Inc.

          (b)

Positions and                                                Positions and
Name and Principal              Offices With                 Offices With
Business Address                Underwriter                  the Company
------------------              ------------                 -------------

William J. Galvin, Jr.          Senior Vice                  Assistant Secretary
7800 E. Union Avenue            President &
Denver, CO  80237               Asst. Secretary

Ronald L. Grooms                Senior Vice                  Treasurer,
7800 E. Union Avenue            President,                   Chief Fin'l
Denver, CO  80237               Treasurer, &                 Officer, and
                                Director                     Chief Acctg. Off.

Richard W. Healey               Senior Vice
7800 E. Union Avenue            President &
Denver, CO  80237               Director

Charles P. Mayer                Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller               Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                   Senior Vice                  Secretary
7800 E. Union Avenue            President,
Denver, CO 80237                Secretary &
                                General Counsel

Pamela J. Piro                  Assistant Treasurer          Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese                   Assistant Secretary          Assistant Secretary
7800 E. Union Avenue
Denver, CO  80237

Mark H. Williamson              Chairman of the Board,       President,
7800 E. Union Avenue            President, & Chief           CEO & Director
Denver, CO 80237                Executive Officer


          (c)   Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Mark H. Williamson
          7800 E. Union Avenue
          Denver, CO  80237

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.


ITEM 30.  UNDERTAKINGS

          Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company has duly caused this Post-Effective Amendment to the Company's initial registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 1st day of September, 2000.

Attest:                                   INVESCO Advantage Series Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H.Williamson
-----------------                         ---------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                        /s/ Lawrence H. Budner*
-------------------------------               -----------------------------
Mark H. Williamson, President &               Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                          /s/ John W. McIntyre*
-------------------------------               -----------------------------
Ronald L. Grooms, Treasurer                   John W. McIntyre, Director
(Chief Financial and Accounting
Officer)                                      /s/ Richard W. Healey*
                                              -----------------------------
/s/ Victor L. Andrews*                        Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director                   /s/ Fred A. Deering*
                                              -----------------------------
/s/ Bob R. Baker*                             Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                        /s/ Larry Soll*
                                              -----------------------------
/s/ Charles W. Brady*                         Larry Soll, Director
-------------------------------
Charles W. Brady, Director                    /s/ Wendy L. Gramm
                                              -----------------------------
/s/ James T. Bunch*                           Wendy L. Gramm, Director
-------------------------------
James T. Bunch, Director                      /s/ Gerald J. Lewis*
                                              -----------------------------
                                              Gerald J. Lewis, Director

By:_____________________________              By:  /s/ Glen A. Payne
                                              -------------------------
Edward F. O'Keefe                             Glen A. Payne
Attorney in Fact                              Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Post-Effective Amendment to the Registration Statement of the Registrant on behalf of the above named directors and officers of the Registrant were filed with the Securities and Exchange Commission on June 26, 2000 and June 29, 2000.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------
                                          112

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